STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT
Balance at Dec. 31, 2013	$ (12,883,326)	$ 0	$ 5,465	$ 76,668,966	$ (89,557,757)
Balance (in shares) at Dec. 31, 2013		0	20,370,331
Net income loss	7,770,767	$ 0	$ 0	0	7,770,767
Stock based compensation for services	4,523,668	0	0	4,523,668	0
Issuance of common stock	0	$ 0	$ 4	(4)
Issuance of common stock (in shares)		0	38,285
Balance at Dec. 31, 2014	(588,891)	$ 0	$ 5,469	81,192,630	(81,786,990)
Balance (in shares) at Dec. 31, 2014		0	20,408,616
Net income loss	(11,507,963)	$ 0	$ 0	0	(11,507,963)
Stock based compensation for services	3,472,760	0	0	3,472,760	0
Balance at Dec. 31, 2015	$ (8,624,094)	$ 0	$ 5,469	$ 84,665,390	$ (93,294,953)
Balance (in shares) at Dec. 31, 2015		0	20,408,616